Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000018478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	7.41%	6.10%		6.67%
C000117698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	22.55%	8.38%		4.70%
C000163395
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	4.38%	6.72%	7.00%
C000079419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	5.39%	8.25%		4.05%
C000018479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.61%	5.31%		5.87%
C000079421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.47%	7.43%		3.27%
C000117696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.66%	7.57%		3.91%
C000018482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.02%	5.62%		1.92%
C000018480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.73%	6.37%		6.93%
C000117697
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	22.85%	8.65%		4.97%
C000018481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	13.92%	6.43%		2.68%
C000079420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.61%	8.53%		4.29%
C000117701
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	8.70%	6.97%		7.06%
C000076265
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R1
Average Annual Return, Percent	6.91%	5.59%		6.14%
C000163396
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	4.13%	6.45%	6.73%
C000018483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.18%	6.69%		2.96%
C000076266
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	7.13%	5.84%		6.40%
C000117699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.85%	6.17%		6.25%
C000076268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	14.18%	6.31%		2.53%
C000163394
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.35%	5.65%	5.94%
C000117700
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	8.98%	7.24%		7.31%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%	3.10%		2.79%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	14.24%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.07%	12.80%		10.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.07%	12.80%		10.51%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%	3.10%		2.79%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.09%	6.98%		4.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
MSCI Emerging Markets Net Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	12.55%	3.10%		2.79%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.09%	6.98%		4.84%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	22.07%	12.80%		10.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	14.24%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.09%	6.98%		4.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
MSCI EAFE Gross Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	12.09%	6.98%		4.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%	14.24%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	5.56%	6.17%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%		6.23%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%		6.23%
Russell 2000 Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%	7.07%		6.23%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	5.56%	6.17%
Cboe S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%	5.56%	6.17%